CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from operations	¥ 10,812	¥ 10,717	¥ 7,455
Interest received	1,240	913	707
Income taxes paid	(1,821)	(1,355)	(825)
Net cash inflow from operating activities	10,231	10,275	7,337
Cash flows from investing activities
Net cash payment for business combination	(1,056)	(34)	(9)
Purchase of property, plant and equipment	(305)	(319)	(165)
Purchase of intangible assets	(883)	(713)	(456)
Purchase of land use right	0	0	(543)
Placement of short-term investments	(3,800)	(12,000)
Receipt from short-term investments	3,851	12,035
Placement of term deposits with initial terms of over three months	(17,880)	(24,458)	(13,663)
Receipt from maturity of term deposits with initial terms of over three months	12,590	18,851	12,828
Payments for disposal of subsidiaries	0	(25)
Proceeds from disposal of investments accounted for using equity method	40	18	59
Payments for acquisition of investments accounted for using equity method	(1,841)	(234)	(15)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss	(39)	(22)	(10)
Payments for acquisition of investments accounted for as financial assets at fair value through other comprehensive income	(1,244)	0	0
Payments for loan to third parties	0	(11)	(70)
Receipts from repayments of loans to third parties	0	20	46
Dividends received	332	61	126
Capital reduction of an associate	0	0	7
Other investing activities	8	13	2
Net cash outflow from investing activities	(10,227)	(6,818)	(1,863)
Cash flows from financing activities
Proceeds from exercise of share options	430	156	57
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	0	(21)	(23)
Shares withheld for share award schemes	(281)	(217)	(100)
Payments for repurchase of ordinary shares	(390)	(1,925)	(1,249)
Dividends paid to the Company's shareholders	(1,981)	(1,508)
Dividends paid to non-controlling interests	(54)	(68)	(42)
Proceeds from issuance of additional equity of non-wholly owned subsidiaries	0		52
Capital contribution from non-controlling interests	1	6
Payments for interests	(119)	(119)	(117)
Principal elements of lease payments	(124)	(134)	(116)
Repayment of notes payable	(2,131)	0	0
Net cash outflow from financing activities	(4,649)	(3,830)	(1,538)
Net increase/ (decrease) in cash and cash equivalents	(4,645)	(373)	3,936
Cash and cash equivalents at beginning of the year	13,164	13,567	9,555
Exchange differences on cash and cash equivalents	(49)	(30)	76
Cash and cash equivalents at end of the year	¥ 8,470	¥ 13,164	¥ 13,567